Trade and other payables - Summary of Trade and Other Payables (Detail) - GBP (£) £ in Millions	Mar. 31, 2020	Apr. 01, 2019	Mar. 31, 2019	Mar. 31, 2018
Current
Trade payables	£ 3,889		£ 4,141	£ 3,991
Other taxation and social security	562		564	704
Other payables	498		387	456
Accrued expenses	545		630	492
Deferred income	300		68	1,525
Total current trade and other payables	5,794	£ 5,881	5,790	7,168
Non-current
Other payables	18		873	871
Deferred income	736		606	455
Total non-current trade and other payables	£ 754	£ 654	£ 1,479	£ 1,326